Consolidated Statement of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Sales revenues	$ 88,827	$ 81,405	$ 97,314
Cost of sales	(60,147)	(55,417)	(67,485)
Gross profit	28,680	25,988	29,829
Income (expenses)
Selling expenses	(4,538)	(3,963)	(4,627)
General and administrative expenses	(2,918)	(3,319)	(3,351)
Exploration costs	(800)	(1,761)	(1,911)
Research and development expenses	(572)	(523)	(630)
Other taxes	(1,843)	(714)	(2,796)
Impairment of assets	(1,191)	(6,193)	(12,299)
Other income and expenses	(5,599)	(5,207)	(5,345)
Loss from operation	(17,461)	(21,680)	(30,959)
Income before finance income (expense), results in equity-accounted investments and income taxes	11,219	4,308	(1,130)
Finance income	1,047	1,053	1,412
Finance expenses	(7,395)	(6,958)	(6,437)
Foreign exchange gains (losses) and inflation indexation charges	(3,547)	(1,850)	(3,416)
Net finance income (expense)	(9,895)	(7,755)	(8,441)
Results in equity-accounted investments	673	(218)	(177)
Net income / (loss) before income taxes	1,997	(3,665)	(9,748)
Income taxes	(1,828)	(684)	1,137
Net income /(loss) for the year	169	(4,349)	(8,611)
Net income /(loss) attributable to:
Shareholders of Petrobras	(91)	(4,838)	(8,450)
Non-controlling interests	260	489	(161)
Net income /(loss) for the year	$ 169	$ (4,349)	$ (8,611)
Basic and diluted earning (loss) per weighted-average of common and preferred share-in U.S. dollars	$ (0.01)	$ (0.37)	$ (0.65)